Feb. 27, 2026
TAX EXEMPT BOND FUND OF AMERICA | The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3)

3. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for The Tax-Exempt Bond Fund of America are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[2]	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.07	0.07	0.07	0.15	0.15	0.04
Total annual fund operating expenses	0.55	1.30	0.55	0.63	0.38	0.27
[2]	Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$429	$232	$305	$64	$39	$28		1 year	$132
3 years	545	412	422	202	122	87		3 years	412
5 years	671	713	550	351	213	152		5 years	713
10 years	1,038	1,361	922	786	480	343		10 years	1,361

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$429	$232	$305	$64	$39	$28		1 year	$132
3 years	545	412	422	202	122	87		3 years	412
5 years	671	713	550	351	213	152		5 years	713
10 years	1,038	1,361	922	786	480	343		10 years	1,361

Keep this supplement with your summary and statutory prospectuses.
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)